Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2021
Basis of Presentation
Accounting Policies

Accounting Policies

These interim statements of the Genmab group (Genmab or the Company) have been prepared in accordance with IAS 34 as issued by the International Accounting Standards Board (IASB) and in accordance with IAS 34 as endorsed by the EU and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been reviewed or audited by Genmab’s external auditors.

The interim report has been prepared using the same accounting policies as outlined in Section 1 – Basis of Presentation in the financial statements in the Genmab 2020 Annual Report (Annual Report). A number of new or amended standards became applicable for the current reporting period. Genmab was not required to change its accounting policies as a result of adopting these standards. These interim financial statements should be read in conjunction with the Annual Report.

Management Judgments and Estimates under IFRS

Management Judgments and Estimates under IFRS

In preparing interim reports, certain provisions under IFRS require management to make judgments (various accounting estimates and assumptions) which may significantly impact the group’s financial statements. For a description of significant judgments and estimates, refer to Note 1.3 in the Annual Report.

Information about Geographical Areas

Information about Geographical Areas

Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, product candidates or geographical markets and no segment information is currently prepared for internal reporting. Refer to Note 2.2 in the Annual Report for further details.